Accrued and other liabilities (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Accrued and other liabilities
Deferred revenue	€ 816,045		€ 543,145
Costs to be paid	260,651		270,836
Deposits from customers	0		150,000
Down payments from customers	1,057,046		675,636
Personnel related items	212,059		177,025
Derivative financial instruments	40,359		34,898
Standard warranty reserve	43,273		37,965
Other	2,313		2,314
Accrued and other liabilities	2,431,746		1,891,819
Less: Non-current portion of accrued and other liabilities	663,099	[1]	373,070	[1]
Current portion of accrued and other liabilities	1,768,647		1,518,749
Changes in standard warranty reserve
Balance, January 1	37,965		23,208
Additions of the year	61,279		46,467
Utilization of the reserve	(26,968)		(14,325)
Release of the reserve	(29,415)		(18,480)
Effect of exchange rates	412		1,095
Standard warranty reserve	43,273		37,965
Accrued and other liabilities (Textual) [Abstract]
Deferred Revenue	816,045		543,145
Shipments of new technology [Member]
Accrued and other liabilities
Deferred revenue	48,600
Accrued and other liabilities (Textual) [Abstract]
Deferred Revenue	€ 48,600

[1]	The main part of the long-term portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of high-volume EUV systems.